Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended			24 Months Ended
	Jan. 05, 2018	Oct. 28, 2016	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)				76.00%			76.00%
Goodwill and Other Intangible Assets
Impairment charges				$ 0
Goodwill
Goodwill, beginning balance				22	$ 19		$ 19
Acquisition				148	3
Foreign currency translation				(3)
Goodwill, ending balance				167	22	$ 19	167	$ 22
Intangible assets
Other intangible assets, net				69	2		69	2
Accumulated amortization				6			6
Foreign currency translation				3
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization of intangible assets				6
2019				9			9
2020				9			9
2021				9			9
2022				9			9
2023				9			9
Thereafter				24			24
Changes in the asset retirement obligation
Beginning balance				22	19		19
Accretion expense				1	2
Liability for additional lagoons placed in service					1
Ending balance				23	22	19	23	22
Cash and Cash Equivalents
Interest				43	30	29
Income taxes (net of refunds)				35	32	31
Foreign Currency Transactions and Translation
Period of measurement to determine highly inflationary accounting			3 years
Three-year cumulative inflation rate			100.00%
Foreign currency gains related to the adoption of highly inflationary accounting				$ 9
Minimum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information				1 month
Property, Plant and Equipment
Useful Lives				3 years
Maximum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information				3 months
Property, Plant and Equipment
Useful Lives				30 years
Mimran
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information				3 months
Goodwill
Goodwill, ending balance				$ 148			148
Supplemental Non-Cash Transactions
Acquisition related debt	$ 46
Contingent consideration	$ 14
Belarina
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration		$ 0
Pork
Goodwill
Goodwill, beginning balance				18	18		18
Goodwill, ending balance				18	18	18	18	18
CT&M
Goodwill
Goodwill, beginning balance				4	1		1
Acquisition				148	3
Foreign currency translation				(3)
Goodwill, ending balance				149	4	1	149	4
CT&M | Belarina
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information		3 months
Goodwill
Goodwill, ending balance		$ 1
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration		$ 0
Allowance for Doubtful Accounts
Movement in valuation and qualifying accounts
Balance at beginning of year				29	14	21	14	21
Provision				7	16	(1)
Net deductions				(3)	(1)	(6)
Balance at end of year				33	29	14	33	29
Allowance for Doubtful Accounts | Selling, general and administrative expenses
Movement in valuation and qualifying accounts
Provision				7	12
Allowance for Doubtful Accounts | Income from affiliates
Movement in valuation and qualifying accounts
Provision					2
Allowance for Doubtful Accounts | Cost of sales
Movement in valuation and qualifying accounts
Provision					2
Allowance for Notes Receivable
Movement in valuation and qualifying accounts
Balance at beginning of year				16	16		16
Provision				1		16
Balance at end of year				$ 17	$ 16	$ 16	$ 17	$ 16